Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions	The Group had the following related party transactions, except for transactions disclosed in other notes:
	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Purchase of services from Wangsu*	104,312	83,382	—	—
Purchase of services from Jizongneng**	—	—	10,541	1,654
Net revenue from colocation services provided to Wangsu***	95,071	83,054	—	—
Management consulting services provided by Affiliates****	16,434	59,741	—	—
Management consulting services provided by Shareholder Affiliates****	8,438	13,016	—	—
Gain on divestiture of Qinyun and related assets*****	—	6,562	—	—
	224,255	245,755	10,541	1,654

*

A portion of the services purchased comprised of certain Colocation Resources purchased from Wangsu, which are not distinct within the context of the Company’s revenue arrangement with Wangsu. Thus, in accordance with ASC 606-10-32-25, the entire consideration for these Colocation Resources (“Consideration Payable”) is accounted for as a reduction of revenue.

**	Utility purchased from Jizongneng for the Group’s IDC colocation services business was recognized as cost of revenues.
***

Colocation services revenue from Wangsu for the period April 26, 2019 to December 31, 2019 and January 1, 2020 to October 2, 2020 have been presented net of Consideration Payable amounting to RMB70,861 and RMB62,440, respectively. Wangsu ceased to be a related party of the Company after the completion of IPO.

****

In connection with the IPO, the Company recognized a one-time consulting agreements’ termination expense amounting to RMB50,000 and RMB11,000, payable in cash to the Affiliates and the Shareholder Affiliates, respectively.

*****

On August 4, 2020, the Group disposed 100% of equity interests of Qinyun for nil consideration as Qinyun was in a net deficit position, of which 99.9% and 0.1% was transferred to the Group’s former Chief Executive Officer, Mr. Jing Ju and a third-party individual, respectively. Subsequently, the Group transferred certain assets to Qinyun for cash consideration of RMB64,000, which is recorded in due from related party, as a noncash investing activity in consolidated statements of cash flows. The gain resulting from the divestiture of Qinyun and related assets transfer was RMB6,562.

Summary of Related Party Balances	The Group had the following related party balances at the end of the year:
	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties:
Company Affiliates	64,093	—	—
Amounts due to related parties:
Company Affiliates	—	6,754	1,060
Affiliates	490	478	75
Shareholder Affiliates	36,978	31,600	4,959
	37,468	38,832	6,094